PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)

Voya High Yield Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 93 .6%
Basic Materials : 6 .6%
955,000
(1)
Arsenal AIC Parent
LLC, 8.000%,
10/01/2030 $ 1,003,834
0 .3
1,125,000
(2)
ATI, Inc., 7.250%,
08/15/2030 1,164,091
0 .3
1,050,000
(1)
Axalta Coating Systems
Dutch Holding B BV,
7.250%,
02/15/2031 1,093,531
0 .3
300,000
(1)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 268,731
0 .1
1,150,000
(1)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 1,073,311
0 .3
475,000
(1)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 432,431
0 .1
1,025,000
(1)(2)
Coeur Mining, Inc.,
5.125%,
02/15/2029 974,890
0 .2
1,400,000
(1)
Constellium SE,
5.625%,
06/15/2028 1,362,633
0 .3
1,100,000
(1)
First Quantum
Minerals Ltd., 6.875%,
10/15/2027 1,051,600
0 .3
1,450,000
(1)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 1,405,939
0 .4
1,250,000
(1)
Illuminate Buyer LLC
/ Illuminate Holdings
IV, Inc., 9.000%,
07/01/2028 1,234,641
0 .3
1,300,000
(1)
INEOS Quattro Finance
2 PLC, 3.375%,
01/15/2026 1,241,723
0 .3
1,600,000
(1)(3)
Iris Holdings, Inc.,
8.750% (PIK Rate
9.500%, Cash Rate
8.750%),
02/15/2026 1,376,000
0 .4
720,000
(1)
LSF11 A5 HoldCo LLC,
6.625%,
10/15/2029 649,558
0 .2
1,325,000
(1)
Mativ Holdings, Inc.,
6.875%,
10/01/2026 1,319,995
0 .3
800,000
(1)
NOVA Chemicals Corp.,
8.500%,
11/15/2028 852,495
0 .2
200,000
(1)
Novelis Corp., 3.250%,
11/15/2026 186,563
0.0
1,150,000
(1)
Novelis Corp., 3.875%,
08/15/2031 989,047
0 .3
400,000
(1)
Novelis Corp., 4.750%,
01/30/2030 369,383
0 .1
1,025,000
(1)(2)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 941,187
0 .2
400,000
(1)(2)
Olympus Water US
Holding Corp., 4.250%,
10/01/2028 363,345
0 .1
650,000
(1)
Olympus Water US
Holding Corp., 6.250%,
10/01/2029 595,612
0 .1
600,000
(1)(2)
Olympus Water US
Holding Corp., 7.125%,
10/01/2027 606,661
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
1,346,000
(1)
SPCM SA, 3.125%,
03/15/2027 $ 1,246,772
0 .3
1,200,000
(1)
Taseko Mines Ltd.,
7.000%,
02/15/2026 1,206,145
0 .3
1,500,000
(1)
Trinseo Materials
Operating SCA / Trinseo
Materials Finance, Inc.,
5.125%,
04/01/2029 436,665
0 .1
1,175,000
(1)(2)
Tronox, Inc., 4.625%,
03/15/2029 1,055,369
0 .3
1,250,000
(1)
WR Grace Holdings
LLC, 5.625%,
08/15/2029 1,119,912
0 .3
25,622,064
6 .6
Communications : 12 .0%
1,700,000
(1)
Altice Financing SA,
5.750%,
08/15/2029 1,363,776
0 .3
2,175,000
(1)(2)
Altice France SA/
France, 5.500%,
10/15/2029 1,478,539
0 .4
700,000
(1)
Altice France SA/
France, 8.125%,
02/01/2027 547,777
0 .1
1,165,000
(1)
Beasley Mezzanine
Holdings LLC, 8.625%,
02/01/2026 696,489
0 .2
1,875,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 1,507,967
0 .4
1,575,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 1,467,207
0 .4
1,525,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 1,453,975
0 .4
525,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 517,315
0 .1
1,050,000
(1)
Connect Finco Sarl /
Connect US Finco LLC,
6.750%,
10/01/2026 1,030,003
0 .3
2,900,000
(1)
CSC Holdings LLC,
5.750%,
01/15/2030 1,537,488
0 .4
1,700,000
(1)
CSC Holdings LLC,
11.250%,
05/15/2028 1,686,065
0 .4
1,600,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 1,514,658
0 .4
1,525,000  DISH DBS Corp.,
5.125%,
06/01/2029 637,333
0 .2
775,000
(1)
DISH DBS Corp.,
5.750%,
12/01/2028 534,076
0 .1
1,060,000  DISH DBS Corp.,
7.375%,
07/01/2028 511,224
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
1,825,000
(1)
DISH Network Corp.,
11.750%,
11/15/2027 $ 1,864,988
0 .5
1,225,000
(1)
GCI LLC, 4.750%,
10/15/2028 1,124,330
0 .3
1,850,000
(1)(2)
Gray Escrow II, Inc.,
5.375%,
11/15/2031 1,214,848
0 .3
1,050,000
(1)(2)
Gray Television, Inc.,
7.000%,
05/15/2027 977,394
0 .2
1,925,000
(1)
Level 3 Financing, Inc.,
3.750%,
07/15/2029 866,250
0 .2
1,100,000
(1)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 1,130,250
0 .3
1,775,000
(1)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 1,676,360
0 .4
1,150,000
(1)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 1,082,022
0 .3
1,100,000  Northwestern Bell
Telephone, 7.750%,
05/01/2030 517,341
0 .1
950,000
(4)
Paramount Global,
6.250%,
02/28/2057 836,277
0 .2
2,425,000
(1)(2)
Scripps Escrow, Inc.,
5.875%,
07/15/2027 2,031,142
0 .5
1,250,000
(1)
Sinclair Television
Group, Inc., 4.125%,
12/01/2030 911,475
0 .2
525,000
(1)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 492,200
0 .1
3,200,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 3,080,776
0 .8
1,200,000
(1)(2)
Stagwell Global LLC,
5.625%,
08/15/2029 1,090,718
0 .3
650,000  Telecom Italia Capital
SA, 6.000%,
09/30/2034 594,983
0 .2
725,000  Telecom Italia Capital
SA, 6.375%,
11/15/2033 686,440
0 .2
300,000
(1)
Telecom Italia SpA/
Milano, 5.303%,
05/30/2024 298,574
0 .1
750,000
(1)
Uber Technologies, Inc.,
4.500%,
08/15/2029 713,020
0 .2
1,100,000
(1)
Uber Technologies, Inc.,
8.000%,
11/01/2026 1,114,002
0 .3
500,000
(1)(2)
Univision
Communications, Inc.,
4.500%,
05/01/2029 447,267
0 .1
1,800,000
(1)
Univision
Communications, Inc.,
6.625%,
06/01/2027 1,762,056
0 .5
660,000
(1)(2)
Univision
Communications, Inc.,
8.000%,
08/15/2028 672,818
0 .2
875,000
(1)(2)
Viasat, Inc., 6.500%,
07/15/2028 676,523
0 .2
675,000
(1)(2)
Viasat, Inc., 7.500%,
05/30/2031 489,941
0 .1
1,025,000
(1)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 880,471
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
2,100,000
(1)
Virgin Media Vendor
Financing Notes
IV DAC, 5.000%,
07/15/2028 $ 1,928,589
0 .5
1,500,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 1,294,289
0 .3
46,939,236
12 .0
Consumer, Cyclical : 19 .6%
600,000
(1)(2)
1011778 BC ULC /
New Red Finance, Inc.,
3.500%,
02/15/2029 548,488
0 .1
1,525,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 1,359,876
0 .3
1,000,000
(1)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 975,631
0 .2
750,000
(1)(2)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 792,028
0 .2
400,000
(1)
Allison Transmission,
Inc., 3.750%,
01/30/2031 349,383
0 .1
1,125,000
(1)
Allison Transmission,
Inc., 5.875%,
06/01/2029 1,114,895
0 .3
950,000
(1)(2)
Amer Sports Co.,
6.750%,
02/16/2031 947,625
0 .2
1,300,000
(1)(2)
American Airlines, Inc.,
7.250%,
02/15/2028 1,321,221
0 .3
337,500
(1)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 335,413
0 .1
1,000,000
(1)
Arko Corp., 5.125%,
11/15/2029 828,743
0 .2
925,000  Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 881,539
0 .2
850,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 783,601
0 .2
1,200,000
(1)
Ashton Woods USA
LLC / Ashton Woods
Finance Co., 4.625%,
08/01/2029 1,108,168
0 .3
1,150,000
(1)
Banijay Entertainment
SASU, 8.125%,
05/01/2029 1,187,018
0 .3
1,175,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 1,187,703
0 .3
250,000
(1)
Bath & Body Works,
Inc., 9.375%,
07/01/2025 261,046
0 .1
825,000
(1)
Brinker International,
Inc., 5.000%,
10/01/2024 819,279
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,575,000
(1)(2)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 $ 1,437,457
0 .4
1,050,000
(1)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 1,078,465
0 .3
875,000
(1)
Carnival Corp., 4.000%,
08/01/2028 813,750
0 .2
1,825,000
(1)(2)
Carnival Corp., 6.000%,
05/01/2029 1,801,886
0 .5
1,325,000
(1)
CCM Merger, Inc.,
6.375%,
05/01/2026 1,324,904
0 .3
375,000
(2)
Delta Air Lines, Inc.,
7.375%,
01/15/2026 387,006
0 .1
970,000
(1)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 1,013,495
0 .3
1,450,000  Ford Motor Credit
Co. LLC, 2.700%,
08/10/2026 1,352,076
0 .3
600,000  Ford Motor Credit
Co. LLC, 4.542%,
08/01/2026 582,679
0 .1
950,000
(1)
Foundation Building
Materials, Inc., 6.000%,
03/01/2029 874,597
0 .2
400,000
(1)(2)
Gap, Inc., 3.625%,
10/01/2029 350,785
0 .1
875,000
(1)(2)
Gap, Inc., 3.875%,
10/01/2031 741,060
0 .2
800,000
(1)
Golden Entertainment,
Inc., 7.625%,
04/15/2026 800,592
0 .2
800,000
(1)
Hilton Domestic
Operating Co., Inc.,
4.000%,
05/01/2031 715,793
0 .2
1,150,000
(1)
Installed Building
Products, Inc., 5.750%,
02/01/2028 1,123,604
0 .3
1,325,000
(1)(2)
Interface, Inc., 5.500%,
12/01/2028 1,264,267
0 .3
400,000
(1)
International Game
Technology PLC,
4.125%,
04/15/2026 388,012
0 .1
1,550,000
(1)
International Game
Technology PLC,
5.250%,
01/15/2029 1,498,854
0 .4
1,725,000
(1)
LCM Investments
Holdings II LLC,
4.875%,
05/01/2029 1,587,264
0 .4
1,100,000
(1)
Lithia Motors, Inc.,
4.375%,
01/15/2031 986,251
0 .2
300,000  M/I Homes, Inc.,
3.950%,
02/15/2030 270,018
0 .1
900,000  M/I Homes, Inc.,
4.950%,
02/01/2028 859,229
0 .2
575,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 506,787
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
750,000
(1)(2)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 $ 727,741
0 .2
800,000
(1)(2)
Melco Resorts
Finance Ltd., 5.250%,
04/26/2026 772,500
0 .2
1,250,000
(1)(2)
Melco Resorts
Finance Ltd., 5.375%,
12/04/2029 1,142,200
0 .3
650,000
(2)
MGM Resorts
International, 4.625%,
09/01/2026 636,321
0 .2
675,000
(2)
MGM Resorts
International, 4.750%,
10/15/2028 642,641
0 .2
350,000  MGM Resorts
International, 6.500%,
04/15/2032 349,130
0 .1
2,025,000
(1)(2)
Michaels Cos., Inc.,
5.250%,
05/01/2028 1,727,304
0 .4
1,075,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 1,020,398
0 .3
275,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 272,650
0 .1
350,000
(1)
NCL Corp. Ltd.,
7.750%,
02/15/2029 363,719
0 .1
150,000
(1)
NCL Corp. Ltd.,
8.375%,
02/01/2028 158,557
0.0
625,000
(1)
NCL Finance Ltd.,
6.125%,
03/15/2028 617,742
0 .2
1,275,000
(1)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 1,379,537
0 .3
865,000
(1)
Ritchie Bros Holdings,
Inc., 7.750%,
03/15/2031 906,081
0 .2
3,450,000
(1)(2)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 3,403,573
0 .9
330,000
(1)
Royal Caribbean
Cruises Ltd., 6.250%,
03/15/2032 332,836
0 .1
1,075,000
(2)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 1,067,499
0 .3
1,450,000  Sands China Ltd.,
5.125%,
08/08/2025 1,430,932
0 .4
1,125,000
(1)(2)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 1,088,432
0 .3
1,350,000
(1)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 1,360,791
0 .3
375,000
(1)
SRS Distribution, Inc.,
6.000%,
12/01/2029 383,470
0 .1
1,025,000
(1)
SRS Distribution, Inc.,
6.125%,
07/01/2029 1,046,342
0 .3
1,925,000
(1)
Staples, Inc., 7.500%,
04/15/2026 1,880,603
0 .5

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
725,000
(1)
Staples, Inc., 10.750%,
04/15/2027 $ 689,808
0 .2
1,635,000
(1)(2)
Station Casinos LLC,
4.500%,
02/15/2028 1,541,355
0 .4
875,000
(1)
STL Holding Co. LLC,
8.750%,
02/15/2029 898,848
0 .2
1,100,000
(1)
Taylor Morrison
Communities, Inc.,
5.125%,
08/01/2030 1,051,562
0 .3
1,000,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 850,186
0 .2
275,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 249,814
0 .1
1,100,000  United Airlines
Holdings, Inc., 4.875%,
01/15/2025 1,091,916
0 .3
525,000
(1)
United Airlines, Inc.,
4.375%,
04/15/2026 507,892
0 .1
2,275,000
(1)
Viking Cruises Ltd.,
5.875%,
09/15/2027 2,233,629
0 .6
1,050,000
(1)(2)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 775,386
0 .2
1,200,000
(2)
Walgreens Boots
Alliance, Inc., 4.800%,
11/18/2044 1,010,722
0 .3
1,265,000
(1)
White Cap Buyer LLC,
6.875%,
10/15/2028 1,242,240
0 .3
1,450,000
(1)
William Carter Co.,
5.625%,
03/15/2027 1,441,138
0 .4
1,425,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 1,396,576
0 .4
800,000
(1)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 790,632
0 .2
1,085,000
(1)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 1,126,421
0 .3
76,169,612
19 .6
Consumer, Non-cyclical : 18 .5%
1,150,000
(1)(2)
1375209 BC Ltd.,
9.000%,
01/30/2028 1,128,251
0 .3
1,550,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 1,510,555
0 .4
1,325,000
(1)(2)
ADT Security Corp.,
4.125%,
08/01/2029 1,215,166
0 .3
1,000,000
(1)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 914,951
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
975,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 $ 876,037
0 .2
450,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
4.875%,
02/15/2030 428,437
0 .1
1,050,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 1,040,273
0 .3
900,000
(1)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 819,056
0 .2
1,400,000
(1)(2)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 1,280,035
0 .3
1,350,000
(1)
Alta Equipment
Group, Inc., 5.625%,
04/15/2026 1,323,161
0 .3
520,000
(1)(2)
APi Group DE, Inc.,
4.125%,
07/15/2029 469,015
0 .1
775,000
(1)
APi Group DE, Inc.,
4.750%,
10/15/2029 715,024
0 .2
1,275,000
(1)(2)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 1,273,890
0 .3
1,625,000  B&G Foods, Inc.,
5.250%,
09/15/2027 1,519,944
0 .4
1,225,000
(1)
Bausch Health
Cos., Inc., 4.875%,
06/01/2028 669,681
0 .2
920,000
(1)
Bausch Health
Cos., Inc., 6.125%,
02/01/2027 574,121
0 .1
1,200,000  Bausch Lomb, 8.563%,
05/05/2027 1,189,715
0 .3
1,150,000
(1)
BellRing Brands, Inc.,
7.000%,
03/15/2030 1,185,917
0 .3
1,600,000
(1)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 1,526,195
0 .4
775,000
(1)
Chobani LLC / Chobani
Finance Corp., Inc.,
7.625%,
07/01/2029 786,625
0 .2
800,000
(1)
CHS/Community Health
Systems, Inc., 4.750%,
02/15/2031 618,121
0 .2
1,250,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 1,020,353
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,050,000
(1)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 $ 967,533
0 .2
1,150,000  Cimpress PLC, 7.000%,
06/15/2026 1,151,955
0 .3
1,575,000
(1)
CPI CG, Inc., 8.625%,
03/15/2026 1,570,569
0 .4
425,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 356,202
0 .1
1,825,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 1,635,098
0 .4
1,775,000  Encompass Health
Corp., 4.750%,
02/01/2030 1,664,298
0 .4
1,325,000
(1)(2)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 1,369,348
0 .4
590,000
(1)
Garda World Security
Corp., 6.000%,
06/01/2029 528,784
0 .1
1,025,000
(1)
Graham Holdings Co.,
5.750%,
06/01/2026 1,015,793
0 .3
450,000
(1)
IQVIA, Inc., 5.000%,
10/15/2026 440,671
0 .1
800,000
(1)
IQVIA, Inc., 6.500%,
05/15/2030 817,412
0 .2
1,700,000
(1)
Jazz Securities DAC,
4.375%,
01/15/2029 1,584,940
0 .4
1,225,000
(1)
Legends Hospitality
Holding Co LLC /
Legends Hospitality
Co-Issuer, Inc., 5.000%,
02/01/2026 1,214,369
0 .3
1,450,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 1,320,749
0 .3
1,255,000
(1)
Medline Borrower L.P.,
5.250%,
10/01/2029 1,187,146
0 .3
1,125,000
(1)(2)
ModivCare, Inc.,
5.875%,
11/15/2025 1,096,624
0 .3
900,000
(1)
MPH Acquisition
Holdings LLC, 5.750%,
11/01/2028 710,700
0 .2
1,250,000
(1)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 1,184,022
0 .3
675,000  New Albertsons L.P.,
7.450%,
08/01/2029 707,104
0 .2
1,975,000
(1)(2)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 1,757,429
0 .4
1,275,000
(1)(2)
Owens & Minor, Inc.,
6.625%,
04/01/2030 1,266,533
0 .3
650,000  Perrigo Finance
Unlimited Co., 4.375%,
03/15/2026 632,925
0 .2
1,000,000  Perrigo Finance
Unlimited Co., 4.650%,
06/15/2030 920,108
0 .2
1,075,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 987,670
0 .3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,875,000
(1)
Post Holdings, Inc.,
5.625%,
01/15/2028 $ 1,843,670
0 .5
825,000
(1)
Prestige Brands, Inc.,
3.750%,
04/01/2031 719,031
0 .2
1,950,000
(1)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 6.250%,
01/15/2028 1,911,690
0 .5
1,350,000
(1)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 1,242,723
0 .3
1,275,000
(1)
Select Medical Corp.,
6.250%,
08/15/2026 1,278,380
0 .3
1,250,000
(1)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 1,105,883
0 .3
1,090,000
(1)
Teleflex, Inc., 4.250%,
06/01/2028 1,023,712
0 .3
1,050,000  Tenet Healthcare Corp.,
4.250%,
06/01/2029 976,972
0 .2
1,050,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 1,027,827
0 .3
1,800,000
(2)
Tenet Healthcare Corp.,
6.125%,
10/01/2028 1,795,052
0 .5
1,825,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 1,823,095
0 .5
1,400,000
(2)
Teva Pharmaceutical
Finance Netherlands III
BV, 4.750%,
05/09/2027 1,351,896
0 .3
1,350,000
(1)
Triton Water Holdings,
Inc., 6.250%,
04/01/2029 1,230,889
0 .3
550,000  United Rentals North
America, Inc., 3.750%,
01/15/2032 480,711
0 .1
1,050,000
(2)
United Rentals North
America, Inc., 4.875%,
01/15/2028 1,022,648
0 .3
325,000  United Rentals North
America, Inc., 5.250%,
01/15/2030 317,267
0 .1
250,000  United Rentals North
America, Inc., 5.500%,
05/15/2027 249,475
0 .1
1,100,000
(1)
Varex Imaging Corp.,
7.875%,
10/15/2027 1,117,783
0 .3
900,000
(1)
VT Topco, Inc., 8.500%,
08/15/2030 950,886
0 .2
950,000
(1)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 983,314
0 .3
625,000
(1)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 591,800
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
925,000
(1)
Williams Scotsman
International, Inc.,
6.125%,
06/15/2025 $ 921,416
0 .2
72,138,625
18 .5
Energy : 11 .8%
900,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 866,344
0 .2
1,100,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 1,086,953
0 .3
600,000
(1)
Antero Resources
Corp., 5.375%,
03/01/2030 576,756
0 .1
1,175,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 1,163,323
0 .3
425,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.875%,
04/01/2027 426,568
0 .1
1,525,000
(1)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 1,455,385
0 .4
330,000
(1)
Baytex Energy Corp.,
7.375%,
03/15/2032 333,598
0 .1
1,350,000
(1)
Baytex Energy Corp.,
8.500%,
04/30/2030 1,410,849
0 .4
1,500,000
(1)
Chord Energy Corp.,
6.375%,
06/01/2026 1,507,367
0 .4
850,000
(1)
CNX Midstream
Partners L.P., 4.750%,
04/15/2030 758,298
0 .2
1,640,000
(1)
Crescent Energy
Finance LLC, 7.250%,
05/01/2026 1,672,590
0 .4
940,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 947,915
0 .2
850,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 829,861
0 .2
975,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 996,293
0 .3
475,000
(1)
DT Midstream, Inc.,
4.125%,
06/15/2029 437,115
0 .1
850,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 770,409
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,375,000
(1)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 $ 1,417,169
0 .4
1,550,000
(1)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 1,567,972
0 .4
1,162,000
(1)
Enerflex Ltd., 9.000%,
10/15/2027 1,194,778
0 .3
400,000  EnLink Midstream
Partners L.P., 4.150%,
06/01/2025 391,529
0 .1
625,000
(1)
EQM Midstream
Partners L.P., 6.000%,
07/01/2025 626,275
0 .2
800,000
(1)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 830,147
0 .2
750,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 731,192
0 .2
825,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 808,531
0 .2
800,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 780,858
0 .2
1,400,000
(1)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 1,370,679
0 .3
1,050,000
(1)(2)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 1,070,216
0 .3
325,000
(1)
Matador Resources Co.,
6.500%,
04/15/2032 325,800
0 .1
1,575,000
(1)
Matador Resources Co.,
6.875%,
04/15/2028 1,612,524
0 .4
1,050,000
(1)
Moss Creek Resources
Holdings, Inc., 7.500%,
01/15/2026 1,049,574
0 .3
1,175,000
(2)
Murphy Oil Corp.,
6.375%,
07/15/2028 1,183,686
0 .3
1,000,000
(1)
NGL Energy Operating
LLC / NGL Energy
Finance Corp., 8.125%,
02/15/2029 1,024,837
0 .3
650,000
(1)
NGL Energy Operating
LLC / NGL Energy
Finance Corp., 8.375%,
02/15/2032 666,752
0 .2
925,000  Occidental Petroleum
Corp., 5.500%,
12/01/2025 925,052
0 .2
1,100,000
(1)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 1,082,562
0 .3
1,775,000  Southwestern
Energy Co., 5.375%,
02/01/2029 1,725,529
0 .4
225,000  Southwestern
Energy Co., 5.700%,
01/23/2025 224,095
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
480,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 $ 446,606
0 .1
1,225,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 1,122,848
0 .3
520,000
(1)
Talos Production, Inc.,
9.000%,
02/01/2029 552,616
0 .1
665,000
(1)
Talos Production, Inc.,
9.375%,
02/01/2031 709,447
0 .2
759,375
(1)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 760,744
0 .2
190,000
(1)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 198,468
0.0
925,000
(1)
Transocean, Inc.,
7.500%,
01/15/2026 922,233
0 .2
1,450,000
(1)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 1,290,434
0 .3
1,550,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 1,582,257
0 .4
1,400,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 1,444,652
0 .4
1,050,000
(1)
Venture Global
LNG, Inc., 9.500%,
02/01/2029 1,132,412
0 .3
46,012,098
11 .8
Financial : 7 .0%
605,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 7.000%,
01/15/2031 611,518
0 .2
800,000
(2)
Ally Financial, Inc.,
5.750%,
11/20/2025 794,607
0 .2
575,000  Ally Financial, Inc.,
6.700%,
02/14/2033 581,475
0 .2
165,000
(1)
AmWINS Group, Inc.,
6.375%,
02/15/2029 165,994
0.0
650,000
(1)
Ardonagh Finco Ltd.,
7.750%,
02/15/2031 647,729
0 .2
700,000
(1)
Ardonagh Group
Finance Ltd., 8.875%,
02/15/2032 691,885
0 .2
1,275,000
(1)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 1,215,215
0 .3
1,300,000
(1)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 1,204,475
0 .3
1,250,000
(1)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 1,228,563
0 .3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
850,000
(1)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 $ 825,476
0 .2
800,000
(1)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 880,659
0 .2
1,125,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 1,023,670
0 .3
500,000
(1)(2)
Macquarie Airfinance
Holdings Ltd., 6.400%,
03/26/2029 508,283
0 .1
450,000
(1)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 388,366
0 .1
1,100,000
(1)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 1,015,781
0 .3
1,175,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 4.625%,
08/01/2029 902,798
0 .2
1,350,000
(2)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 1,132,009
0 .3
825,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 808,033
0 .2
1,600,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 1,453,058
0 .4
800,000
(2)
Navient Corp., 4.875%,
03/15/2028 746,373
0 .2
600,000
(2)
Navient Corp., 5.000%,
03/15/2027 575,251
0 .1
400,000  Navient Corp., 6.750%,
06/25/2025 403,332
0 .1
575,000  OneMain Finance
Corp., 4.000%,
09/15/2030 492,649
0 .1
1,425,000
(2)
OneMain Finance
Corp., 5.375%,
11/15/2029 1,340,957
0 .3
400,000  OneMain Finance
Corp., 7.125%,
03/15/2026 407,528
0 .1
1,375,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 1,399,076
0 .4
925,000
(1)
PRA Group, Inc.,
5.000%,
10/01/2029 780,370
0 .2
325,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 6.500%,
04/01/2032 326,300
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,525,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 $ 1,572,457
0 .4
200,000
(1)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 190,604
0.0
1,750,000
(1)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 1,703,044
0 .4
1,125,000
(1)
XHR L.P., 4.875%,
06/01/2029 1,042,395
0 .3
250,000
(1)
XHR L.P., 6.375%,
08/15/2025 250,508
0 .1
27,310,438
7 .0
Industrial : 12 .9%
1,150,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 1,160,286
0 .3
975,000
(1)
AmeriTex HoldCo
Intermediate LLC,
10.250%,
10/15/2028 1,048,033
0 .3
1,750,000
(1)(3)
ARD Finance SA,
6.500% (PIK Rate
7.250%, Cash Rate
6.500%),
06/30/2027 587,454
0 .1
1,725,000
(1)(2)
Ardagh Packaging
Finance PLC / Ardagh
Holdings USA, Inc.,
5.250%,
08/15/2027 1,088,604
0 .3
775,000
(2)
Ball Corp., 3.125%,
09/15/2031 659,449
0 .2
600,000
(2)
Ball Corp., 6.875%,
03/15/2028 616,394
0 .2
255,000
(1)
Bombardier, Inc.,
7.250%,
07/01/2031 255,838
0 .1
850,000
(1)(2)
Bombardier, Inc.,
7.500%,
02/01/2029 876,226
0 .2
1,000,000
(1)
Bombardier, Inc.,
7.875%,
04/15/2027 1,001,324
0 .3
325,000
(1)(2)
Bombardier, Inc.,
8.750%,
11/15/2030 347,433
0 .1
1,225,000
(1)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 1,210,952
0 .3
1,575,000
(1)
Builders FirstSource,
Inc., 5.000%,
03/01/2030 1,504,059
0 .4
200,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 196,209
0.0
1,250,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 1,201,842
0 .3
1,275,000
(1)
Chart Industries, Inc.,
7.500%,
01/01/2030 1,325,612
0 .3
1,100,000
(1)
Clean Harbors, Inc.,
6.375%,
02/01/2031 1,109,255
0 .3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,325,000
(1)
Clydesdale Acquisition
Holdings, Inc., 8.750%,
04/15/2030 $ 1,303,249
0 .3
1,500,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 1,516,265
0 .4
1,825,000
(1)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 1,692,037
0 .4
1,625,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 1,576,249
0 .4
450,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 6.500%,
10/01/2025 449,672
0 .1
1,475,000
(1)
GFL Environmental,
Inc., 4.000%,
08/01/2028 1,361,268
0 .3
400,000
(1)(2)
GFL Environmental,
Inc., 4.250%,
06/01/2025 393,751
0 .1
700,000
(1)
GFL Environmental,
Inc., 4.375%,
08/15/2029 645,528
0 .2
550,000
(1)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 504,893
0 .1
675,000
(1)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 660,860
0 .2
1,350,000
(1)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 1,225,596
0 .3
1,800,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 1,689,364
0 .4
625,000
(1)(3)
Intelligent Packaging
Holdco Issuer L.P.,
9.000% (PIK Rate
9.750%, Cash Rate
9.000%),
01/15/2026 592,991
0 .2
1,175,000
(1)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 1,117,322
0 .3
1,100,000
(1)
Maxim Crane Works
Holdings Capital LLC,
11.500%,
09/01/2028 1,193,995
0 .3
1,425,000
(1)
New Enterprise Stone &
Lime Co., Inc., 9.750%,
07/15/2028 1,461,651
0 .4
1,300,000
(1)(2)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 1,325,678
0 .3
1,075,000
(1)
Roller Bearing Co. of
America, Inc., 4.375%,
10/15/2029 985,635
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
800,000
(1)
Rolls-Royce PLC,
3.625%,
10/14/2025 $ 776,871
0 .2
1,300,000
(1)
Rolls-Royce PLC,
5.750%,
10/15/2027 1,304,688
0 .3
1,300,000
(1)(2)
Sealed Air Corp.,
4.000%,
12/01/2027 1,219,601
0 .3
200,000
(1)
Sealed Air Corp.,
5.125%,
12/01/2024 199,370
0.0
725,000
(1)(2)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 727,124
0 .2
550,000
(1)
Sensata Technologies
BV, 5.000%,
10/01/2025 543,653
0 .1
1,575,000
(1)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 1,363,977
0 .3
1,025,000
(1)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 1,096,449
0 .3
1,300,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 1,091,407
0 .3
825,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 741,873
0 .2
1,100,000
(1)(2)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 1,072,970
0 .3
725,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 6.500%,
03/15/2027 724,997
0 .2
400,000
(1)
TK Elevator Holdco
GmbH, 7.625%,
07/15/2028 392,602
0 .1
1,350,000
(2)
TransDigm, Inc.,
4.625%,
01/15/2029 1,254,427
0 .3
1,075,000  TransDigm, Inc.,
5.500%,
11/15/2027 1,053,008
0 .3
995,000
(1)
TransDigm, Inc.,
6.625%,
03/01/2032 1,006,483
0 .3
875,000
(1)
TransDigm, Inc.,
6.875%,
12/15/2030 892,933
0 .2
1,150,000
(1)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 1,064,386
0 .3
50,411,793
12 .9
Technology : 3 .0%
2,775,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 2,635,671
0 .7
900,000
(1)(2)
Cloud Software
Group, Inc., 9.000%,
09/30/2029 864,065
0 .2
875,000
(1)
Entegris Escrow Corp.,
5.950%,
06/15/2030 865,482
0 .2
550,000
(1)
Entegris, Inc., 3.625%,
05/01/2029 494,515
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
1,050,000
(1)
McAfee Corp., 7.375%,
02/15/2030 $ 964,049
0 .3
1,210,000
(1)
NCR Atleos Escrow
Corp., 9.500%,
04/01/2029 1,295,467
0 .3
645,000
(1)
Open Text Corp.,
3.875%,
12/01/2029 575,347
0 .2
1,460,000
(1)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 1,308,993
0 .3
1,450,000
(1)
UKG, Inc., 6.875%,
02/01/2031 1,478,213
0 .4
1,150,000
(1)
Virtusa Corp., 7.125%,
12/15/2028 1,033,600
0 .3
11,515,402
3 .0
Utilities : 2 .2%
1,400,000
(1)
Atlantica Sustainable
Infrastructure PLC,
4.125%,
06/15/2028 1,287,479
0 .3
875,000
(1)
Calpine Corp., 4.500%,
02/15/2028 830,596
0 .2
700,000
(1)
Calpine Corp., 5.000%,
02/01/2031 642,829
0 .2
1,000,000
(1)
Calpine Corp., 5.125%,
03/15/2028 960,589
0 .2
200,000
(1)
Calpine Corp., 5.250%,
06/01/2026 198,077
0 .1
1,175,000  TransAlta Corp.,
7.750%,
11/15/2029 1,222,516
0 .3
800,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 741,940
0 .2
1,100,000
(1)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 1,083,855
0 .3
600,000
(1)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 591,267
0 .2
825,000
(1)
Vistra Operations
Co. LLC, 7.750%,
10/15/2031 864,608
0 .2
8,423,756
2 .2
Total Corporate Bonds/
Notes
(Cost $375,574,532)
364,543,024
93 .6
BANK LOANS : 2 .7%
Consumer, Cyclical : 0 .3%
1,000,000  Hilton Domestic
Operating Company,
Inc., 2023 Term
Loan B4, 7.457%,
(TSFR1M+2.000%),
11/08/2030 1,002,756
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical : 0 .2%
957,763  Nielsen Consumer
Inc., 2023 USD
Fifth Amendment
Incremental Term
Loan, 11.549%,
(TSFR3M+6.250%),
03/06/2028 $ 952,974
0 .2
Financial : 1 .9%
1,695,750  Acrisure LLC, 2023
Term Loan, 9.850%,
(TSFR3M+4.500%),
11/06/2030 1,706,348
0 .4
1,200,000  Advisor Group,
Inc., 2023 Term
Loan B, 8.840%,
(TSFR1M+3.500%),
08/16/2028 1,206,323
0 .3
2,623,425  Hub International
Ltd., 2024 Term
Loan B, 8.840%,
(TSFR1M+3.500%),
06/20/2030 2,626,822
0 .7
1,200,000  Osaic Holdings, Inc.,
Term Loan, 8.840%,
(TSFR1M+3.500%),
08/16/2028 1,206,323
0 .3
600,000  Truist Financial,
2nd Lien Term
Loan, 10.060%,
(TSFR1M+3.500%),
03/31/2032 604,500
0 .2
7,350,316
1 .9
Health Care : 0 .3%
1,200,000  Cotiviti Corporation,
2024 Term
Loan, 8.571%,
(TSFR1M+3.500%),
02/22/2031 1,202,000
0 .3
Total Bank Loans
(Cost $10,396,014)
10,508,046
2 .7
CONVERTIBLE BONDS/NOTES : 0.0%
Financial : 0.0%
499,200
(1)(5)
Lehman Brothers
Holdings, Inc. SD, SD,
8.160%,
05/30/2009 1,275
0.0
Total Convertible
Bonds/Notes
(Cost $451,666)
1,275
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.0%
Consumer Discretionary : — %
1,476
(1)(6)
Perseus Holding Corp.
$ —
—
Energy : 0.0%
2
(7)
Amplify Energy Corp.
13
0.0
424,441
(6)
Ascent Resources -
Utica LLC - Class A
5,094
0.0
5,107
0.0
Health Care : 0.0%
26
(7)
Option Care Health, Inc.
872
0.0
Total Common Stock
(Cost $10,389)
5,979
0.0
OTHER
(8)
: — %
Energy : — %
2,000
(6)(9)
Green Field Energy
Services, Inc.
—
—
Total Other
(Cost $–)
—
—
PREFERRED STOCK : — %
Consumer Discretionary : — %
775
(1)(6)
Perseus Holding Corp.
—
—
Total Preferred Stock
(Cost $–)
—
—
WARRANTS : 0.0%
Health Care : 0.0%
126  Option Care Health, Inc.
- Class A
1,849
0.0
126  Option Care Health, Inc.
- Class B
1,488
0.0
3,337
0.0
Total Warrants
(Cost $–)
3,337
0.0
Total Long-Term
Investments
(Cost $386,432,601)
375,061,661
96 .3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 17 .4%
Commercial Paper : 3 .2%
875,000  American Electric
Power Co., Inc.,
5.990
%,
06/12/2024 864,664
0 .2
250,000  American Electric
Power Co., Inc.,
6.060
%,
05/21/2024 247,906
0 .1
250,000  American Electric
Power Co., Inc.,
6.090
%,
05/15/2024 248,141
0 .1
875,000
AT&T, Inc.,
5.920
%,
06/28/2024 862,592
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
1,725,000
AT&T, Inc.,
9.670
%,
04/04/2024 $ 1,723,179
0 .4
2,800,000  Consolidated Edison,
Inc.,
7.630
%,
04/08/2024 2,795,335
0 .7
775,000  Dominion Energy, Inc.,
6.010
%,
06/04/2024 766,813
0 .2
1,300,000  Dominion Energy, Inc.,
6.170
%,
05/01/2024 1,293,239
0 .3
1,775,000  Dominion Energy, Inc.,
7.610
%,
04/08/2024 1,772,053
0 .5
975,000  Enbridge (US) Inc.,
22.490
%,
04/01/2024 974,401
0 .3
550,000
Entergy Corp.,
6.070
%,
05/15/2024 545,924
0 .1
250,000  Volkswagen Group,
7.170
%,
04/12/2024 249,414
0 .1
Total Commercial Paper
(Cost $12,351,195)
12,343,661
3 .2
Repurchase Agreements : 12 .5%
8,455,568
(10)
Bethesda Securities,
LLC, Repurchase
Agreement dated
03/28/2024, 5.430%,
due 04/01/2024
(Repurchase
Amount $8,460,600,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.500%-
6.070%, Market Value
plus accrued interest
$8,624,679, due
10/01/27-01/01/57)
8,455,568
2 .2
13,071,091
(10)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/28/2024, 5.370%,
due 04/01/2024
(Repurchase Amount
$13,078,783,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$13,332,513, due
12/24/26-02/20/74)
13,071,091
3 .3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
6,465,803
(10)
Mirae Asset Securities
(USA) Inc., Repurchase
Agreement dated
03/28/2024, 5.380%,
due 04/01/2024
(Repurchase
Amount $6,469,615,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.645%, Market Value
plus accrued interest
$6,599,062, due
04/30/24-04/20/73)
$ 6,465,803
1 .7
7,569,472
(10)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $7,573,893,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
8.000%, Market Value
plus accrued interest
$7,720,861, due
04/04/24-03/01/54)
7,569,472
1 .9
13,203,122
(10)
State Of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/28/2024, 5.400%,
due 04/01/2024
(Repurchase Amount
$13,210,935,
collateralized by various
U.S. Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$13,472,247, due
04/15/25-02/15/53)
13,203,122
3 .4
Total Repurchase
Agreements
(Cost $48,765,056)
48,765,056
12 .5
Time Deposits : 1 .7%
1,350,000
(10)
Canadian Imperial Bank
of Commerce,
5.310
%,
04/01/2024 1,350,000
0 .4
1,200,000
(10)
Mizuho Bank Ltd.,
5.320
%,
04/01/2024 1,200,000
0 .3
1,330,000
(10)
Royal Bank of Canada,
5.320
%,
04/01/2024 1,330,000
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
1,350,000
(10)
Skandinaviska Enskilda
Banken AB,
5.310
%,
04/01/2024 $ 1,350,000
0 .4
1,250,000
(10)
Societe Generale,
5.310
%,
04/01/2024 1,250,000
0 .3
Total Time Deposits
(Cost $6,480,000)
6,480,000
1 .7
Total Short-Term
Investments
(Cost $67,596,251)
67,588,717
17 .4
Total Investments in
Securities
(Cost $454,028,852) $ 442,650,378 113 .7
Liabilities in Excess of
Other Assets
(53,325,305) ( 13 .7 )
Net Assets $ 389,325,073 100 .0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(4)
Variable rate security. Rate shown is the rate in effect as of March
31, 2024.
(5)
Defaulted security.
(6)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(7)
Non-income producing security.
(8)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(9)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(10)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary $ — $ — $ — $ —
Energy 13 — 5,094 5,107
Health Care 872 — — 872
Total Common Stock 885 — 5,094 5,979
Corporate Bonds/Notes — 364,543,024 — 364,543,024
Bank Loans — 10,508,046 — 10,508,046
Warrants — 3,337 — 3,337
Convertible Bonds/Notes — 1,275 — 1,275
Preferred Stock — — — —
Other — — — —
Short-Term Investments — 67,588,717 — 67,588,717
Total Investments, at fair value $ 885 $ 442,644,399 $ 5,094 $ 442,650,378
At March 31, 2024, Voya High Yield Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Green Field Energy Services, Inc. 8/25/2019 $ — $ —
$ — $ —
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 5,759,516
Gross Unrealized Depreciation (17,137,990)
Net Unrealized Depreciation $ (11,378,474)